Net Income - Other Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis Of Income And Expense [Abstract]
Dividend income	$ 246	$ 9	$ 296	$ 396
Rental income	70		85	70
Others	154		150	234
Other income	$ 470	$ 17	$ 531	$ 700